FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2013
FINANCIAL INSTRUMENTS
Schedule of fair value estimates and information about valuation methodologies regarding financial instruments

	Thousands of Yen
	2012		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	¥2,410,304	¥2,410,304	¥1,195,142	¥1,195,142
Short-term investment	—	—	100,820	100,820
Trade receivables:
Trade accounts receivable	984,562	984,562	1,154,773	1,154,773
Receivables from related party	2,833	2,833	3,991	3,991

Liabilities:
Trade payables:
Trade accounts payable	436,852	436,852	504,637	504,637
Payables to related party	5,284	5,284	861	861
Short-term debt	62,500	62,500	—	—
Long-term debt:
Bank borrowings	430,000	432,214	622,500	624,493
Convertible notes	106,700	2,558,465	—	—